Segment information	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment information
Segment information

Operating segments

The Company’s fleet is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company’s revenues by customer for the three and six months ended June 30, 2014 and 2013 are follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

ExxonMobil *	27.7%	17.0%	22.8%	18.2%
Total	0.0%	22.4%	3.7%	21.1%
Chevron	14.0%	8.2%	15.6%	8.4%
BP	41.3%	32.8%	39.1%	34.8%
Tullow	17.0%	19.6%	18.8%	17.5%
Total	100.0%	100.0%	100.0%	100.0%

* During 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Nigeria	$56.5	$57.8	$110.8	$105.9
Angola	22.7	21.1	45.1	42.2
Canada	37.5	49.0	57.1	99.3
United States	144.0	82.6	238.2	174.8
Thailand	25.1	—	52.7	—
Ghana	60.5	50.6	115.7	88.4
Other	—	0.4	2.0	5.2
Total	$346.3	$261.5	$621.6	$515.8

As of June 30, 2014 and December 31, 2013 the drilling units were located as follows:

Fixed Assets – Drilling units

(In US$ millions)	June 30, 2014	December 31, 2013

Nigeria	$531.6	$543.5
Angola	184.1	182.6
Ghana	618.5	632.1
Canada	539.4	543.5
United States	2,312.1	1,274.8
Thailand	266.5	271.8
Total	$4,452.2	$3,448.3

Asset location at the end of the period is not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during the period.